LEASES (Details Narrative)			12 Months Ended
	Jan. 02, 2025 USD ($)	May 13, 2024 USD ($)	Dec. 28, 2025 USD ($) ft²	Dec. 29, 2024 USD ($)
Net lease liability			$ 215,000
Impairment charge	$ 215,000		215,000	$ 371,872
Total operating lease expense			326,000	408,696
Cash paid for leases			288,000	330,000
Variable expenses			$ 37,000	57,525
Weighted average remaining lease term			5 months 18 days
Lease term		44 months
Incremental borrowing rate			4.50%
Remaining lease obligation		$ 5,400
West Fargo, North Dakota
Monthly rent			$ 1,350
Keegan Assets [Member]
Lease term			131 months
Restaurant space | ft²			2,800
Remaining lease obligation			$ 458,587	505,626
Operating lease obligation			$ 624,000
Present value discounted			3.75%
Annual escalation			3.00%
Monthly lease payment			$ 5,000
Monthly base rent			5,628
PIE Assets [Member]
Monthly rent			$ 10,000
Lease term			60 months
Restaurant space | ft²			3,500
Remaining lease obligation			$ 771,907	847,949
Operating lease obligation			$ 1,055,000
Present value discounted			4.50%
Annual escalation			3.00%
Monthly base rent			$ 10,609
VBG Assets [Member]
Lease term			60 months
Restaurant space | ft²			3,000
Annual escalation			3.00%
Monthly lease payment			$ 8,200
Schnitzel Haus [Member]
Lease term			44 months
Restaurant space | ft²			4,200
Remaining lease obligation			$ 122,953	$ 161,774
Operating lease obligation			$ 182,478
Annual escalation			6.50%
Monthly lease payment			$ 5,400